Summary of Significant Accounting Policies - Subsidiaries (Table) (Details)		6 Months Ended
Jun. 30, 2015
Aegean Sea Maritime Holdings Inc.
Subsidiaries Nature, Country of Incorporation List
Nature		Sub-Holding Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Amorgos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Andros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Antikithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Antiparos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Amindra Shipping Co.
Subsidiaries Nature, Country of Incorporation List
Nature		Sub-Holding Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Crete Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Folegandros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Ikaria Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Ios Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Cayman Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Kithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Kos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Mytilene Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.
Subsidiaries Nature, Country of Incorporation List
Nature		Co-Issuer
Country of Incorporation		Delaware
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Rhodes Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Serifos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Shinyo Dream Limited
Subsidiaries Nature, Country of Incorporation List
Nature	[1]	Vessel-Owning Company
Country of Incorporation	[1]	Hong Kong
Statement Of Operations
2015	[1]	1/1 - 6/17
2014	[1]	1/1 - 6/30
Shinyo Kannika Limited
Subsidiaries Nature, Country of Incorporation List
Nature	[1]	Vessel-Owning Company
Country of Incorporation	[1]	Hong Kong
Statement Of Operations
2014	[1]	1/1 - 6/30
Shinyo Kieran Limited
Subsidiaries Nature, Country of Incorporation List
Nature	[1]	Vessel-Owning Company
Country of Incorporation	[1]	British Virgin Is.
Statement Of Operations
2014	[1]	1/1 - 6/30
Shinyo Loyalty Limited
Subsidiaries Nature, Country of Incorporation List
Nature	[2]	Vessel-Owning Company
Country of Incorporation	[2]	Hong Kong
Statement Of Operations
2015	[2]	1/1 - 6/30
2014	[2]	1/1 - 6/30
Shinyo Navigator Limited
Subsidiaries Nature, Country of Incorporation List
Nature	[3]	Vessel-Owning Company
Country of Incorporation	[3]	Hong Kong
Statement Of Operations
2015	[3]	1/1 - 6/30
2014	[3]	1/1 - 6/30
Shinyo Ocean Limited
Subsidiaries Nature, Country of Incorporation List
Nature	[1]	Vessel-Owning Company
Country of Incorporation	[1]	Hong Kong
Statement Of Operations
2014	[1]	1/1 - 6/30
Shinyo Saowalak Limited
Subsidiaries Nature, Country of Incorporation List
Nature	[1]	Vessel-Owning Company
Country of Incorporation	[1]	British Virgin Is.
Statement Of Operations
2014	[1]	1/1 - 6/30
Sifnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Skiathos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Skopelos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Cayman Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Syros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Thera Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Tinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Oinousses Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Psara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Antipsara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Samothrace Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Thasos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Limnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Skyros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Alonnisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	[4]	Vessel-Owning Company
Country of Incorporation	[4]	Marshall Is.
Statement Of Operations
2015	[4]	1/1 - 6/30
2014	[4]	1/1 - 6/30
Makronisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	[4]	Vessel-Owning Company
Country of Incorporation	[4]	Marshall Is.
Statement Of Operations
2015	[4]	1/1 - 6/30
2014	[4]	1/1 - 6/30
Iraklia Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Paxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Antipaxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Donoussa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Schinousa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Navios Acquisition Europe Finance Inc
Subsidiaries Nature, Country of Incorporation List
Nature		Sub-Holding Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Sikinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	[1]	Vessel-Owning Company
Country of Incorporation	[1]	Marshall Is.
Statement Of Operations
2015	[1]	1/1 - 6/17
2014	[1]	1/1 - 6/30
Kerkyra Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Lefkada Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Zakynthos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30
Leros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		4/4 - 6/30
Kimolos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		4/29 - 6/30
Samos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Vessel-Owning Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
Navios Maritime Midstream Partners GP LLC
Subsidiaries Nature, Country of Incorporation List
Nature		Holding Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
Navios Maritime Acquisition Corporation
Subsidiaries Nature, Country of Incorporation List
Nature		Holding Company
Country of Incorporation		Marshall Is.
Statement Of Operations
2015		1/1 - 6/30
2014		1/1 - 6/30

[1]	Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary.
[2]	Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.
[3]	Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.
[4]	Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard's inability to issue a refund guarantee.